The Karlsson Group Acquisition	12 Months Ended
Mar. 31, 2013
The Karlsson Group Acquisition
The Karlsson Group Acquisition

Note 3—The Karlsson Group Acquisition

On May 30, 2012, we signed a purchase agreement with The Karlsson Group, Inc. for the acquisition of the 50% of AWP that we did not already own. We subsequently closed this acquisition on August 1, 2012 at which point we became the sole owner and operator of AWP. With the signing of the purchase agreement, we paid The Karlsson Group a non-refundable deposit consisting of (a) $6.0 million in cash, of which $5.5 million was credited against the purchase price, and (b) a warrant to purchase 112,117 shares of our common stock for $212.50 per share. At closing, we (a) paid The Karlsson Group an additional $19.5 million in cash, (b) issued them a senior secured $125.0 million promissory note and (c) granted them the right to receive 1% of the gross sales received by AWP from potash production from the real property over which AWP currently has leases, licenses and permits for mining purposes, capped at $75.0 million. We also agreed to pay The Karlsson Group an additional amount equal to 15% of the net proceeds received from a future sale of at least 50% of AWP or a merger of AWP with or into an unaffiliated entity on or prior to August 1, 2016, capped at $75.0 million.  At the closing, we also received an option, exercisable for 150 days following payment in full of the promissory note, to purchase approximately 5,080 acres in Apache County, Arizona from an affiliate of The Karlsson Group for $250,000.

At closing, the allocation of the purchase price was recorded as an equity transaction using preliminary estimates related to the fair value of the consideration paid. As of March 31, 2013, we deemed these preliminary estimates to be final and the accounting for this transaction complete.

On April 15, 2013 and June 26, 2013, as a condition to the restructurings of The Karlsson Group debt incurred in connection with the acquisition, we entered into amended agreements with The Karlsson Group that modified some of the terms of the original acquisition.  Refer to Note 18—Subsequent Events for additional information